CONDENSED FINANCIAL INFORMATION OF THE CORPORATION (Details) (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Common Stock, par or stated value (in dollars per share)	$ 10	$ 10
Common Stock, shares authorized	8,000,000	8,000,000
Common Stock, shares issued	4,900,576	5,021,012
Common Stock, shares outstanding	4,900,576	5,021,012
Parent Company [Member]
Common Stock, par or stated value (in dollars per share)	$ 10	$ 10
Common Stock, shares authorized	8,000,000	8,000,000
Common Stock, shares issued	4,900,576	5,021,012
Common Stock, shares outstanding	4,900,576	5,021,012